Investment in associates (Tables)	12 Months Ended
Dec. 31, 2024
Investments in associates [Abstract]
Disclosure of investment in associates equity method [Table Text Block]

2024 (Million euro)	407 ETR (43.23%)	IRB (19.86%)	Private InvIT (23.99%)	JFK (49%)	OTHER	TOTAL
Balance at 12.31.23	928	376	—	471	263	2,038
Capital contribution	—	—	710	469	13	1,192
Share of profit/(loss)	188	13	(8)	3	42	238
Dividends	(321)	(6)	(4)	—	(26)	(357)
Foreign exchange differences	(17)	16	6	54	1	60
Derivatives	—	(4)	—	9	15	20
Other	—	(80)	—	—	(88)	(168)
Balance at 12.31.24	778	315	704	1,006	220	3,023

2023 (Million euro)	HAH (25%)	407 ETR (43,23%)	AGS (50%)	IRB (24,86%)	JFK (49%)	OTHER	TOTAL
Balance at 12.31.22	—	1,063	—	377	235	276	1,951
Capital contributions	—	—	—	—	214	—	214
Share of profit/(loss)	—	154	—	14	4	43	215
Dividends	—	(281)	—	(1)	—	(39)	(321)
Foreign exchange differences	—	(8)	—	(14)	(12)	1	(33)
Derivatives	—	—	—	1	31	(15)	17
Other	—	—	—	(1)	(1)	(3)	(5)
Balance at 12.31.23	—	928	—	376	471	263	2,038

Disclosure of balance sheet movements of associates companies [Table Text Block]

407 ETR (100%) (million CAD)	Dec. 2024	Dec. 2023	Var. 24/23
Non-current assets	4,594	4,584	10
Fixed assets in infrastructure projects	3,921	3,954	(33)
Non-current financial assets	611	568	43
Deferred taxes	62	62	—
Current assets	1,163	1,014	149
Short-term trade and other receivables	443	322	121
Cash and cash equivalents	720	691	29
Total assets	5,757	5,598	159
Equity	(6,199)	(5,791)	(408)
Non-current liabilities	11,309	10,908	401
Borrowings	10,716	10,318	398
Deferred taxes	593	590	3
Current liabilities	647	481	166
Borrowings	514	403	111
Short-term trade and other payables	133	77	56
Total liabilities	5,757	5,598	159

JFK (100%) Million USD	Dec. 2024	Dec. 2023
Non-current assets	8,330	6,482
Intangible assets	8,067	6,168
Non-current financial assets	180	132
Long-term financial derivatives at fair value	83	182
Current assets	2,510	322
Debtors and other short-term accounts receivable	275	174
Cash and cash equivalents	251	148
Other short-term financial assets	1,984	—
Total assets	10,840	6,804
Equity	1,994	932
Share capital	1,635	600
Share of profit/(loss)	40	11
Other Comprehensive Income	319	321
Non-current liabilities	8,504	5,559
Bonds and debts - infrastructure projects	4,654	1,774
Other long-term debts	3,850	3,785
Current liabilities	342	313
Creditors and other short-term accounts payables	342	313
Total liabilities	10,840	6,804

Private InvIT (100%) Million INR	Dec.24	Fair Value recognized on acquisition Jun.24
Non-current assets	536,192	537,578
Current assets	15,719	13,799
Total assets	551,911	551,377
Equity	240,784	245,257
Non-current liabilities	297,474	294,852
Current liabilities	13,653	11,268
Total liabilities	551,911	551,377

Group´s share in equity (23.99%)	57,769	58,842
Group´s share in equity (23.99%) Million EUR	646	652
Ganga Acquisition (Million EUR)	58	—
Group´s share in equity including Ganga acquisition (23.99%) Million EUR	704	652

Private InvIT (100%) Million INR	Dec.24
Revenue	22,040
Profit for the year (continuing operations)	(3,131)
Total comprehensive income	(3,131)

Group´s share in loss (23.99%)	(751)
Group´s share in loss (23.99%) Million EUR	(8)

Disclosure of income statement movements of associates companies [Table Text Block]

407 ETR (100%) (million CAD)	Dec.24	Dec.23	Dec.22
Operating income	1,705	1,495	1,327
Operating expenses	(228)	(212)	(188)
Fixed asset depreciation	(106)	(97)	(100)
Operating profit/(loss)	1,372	1,187	1,039
Net financial income/(expense)	(429)	(412)	(447)
Profit/(loss) before tax	942	775	592
Corporate income tax	(250)	(208)	(156)
Net profit/(loss)	692	567	435
Profit/(loss) attributable to Ferrovial (million CAD)	299	245	188
Intangible asset amortization adjustment (CAD million)	(21)	(21)	(19)
Adjusted net profit/(loss) attributable to Ferrovial (43.23%) (million CAD)	278	225	169
Adjusted net profit/(loss) attributable to Ferrovial (43.23%) (million euro)	188	154	124

Disclosure of other associates companies [Table Text Block]

Million euro	2024	2023
Madrid Calle 30	56	52
Riverlinx Limited – Silvertown Tunnel	65	52
Netflow OSARS (Western)	38	42
Ruta del Cacao	27	22
FMM Company LLC	18	19
Other	16	76
Balance at 12.31.2024	220	263